Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 — SUBSEQUENT EVENTS

On May 12, 2026, our Board of Directors approved the issuance of 650,000 Class B Ordinary Shares to Beverly Holding Limited, a company wholly owned and controlled by Ms. Muchun Zhu, our Chief Executive Officer and Chairwoman, at a subscription price of US$3.00 per share, based on the market share price, for an aggregate subscription amount of US$1.95 million. On June 4, 2026, the Company entered into a subscription agreement with Beverly Holding Limited providing for the issuance of 650,000 Class B Ordinary Shares at US$3.00 per share, for an aggregate subscription amount of US$1.95 million, with the subscription required to be completed within six months following the date of the agreement, and the transaction was publicly announced by the Company by press release and by filing a Current Report on Form 6-K.

From July 13, 2026 to July 17, 2026, the Company received the first installment of US$650,000 of the subscription price. In August 2026, the composition of our Board of Directors changed, as three of our independent directors resigned for personal reasons and three new independent directors were appointed, and our Audit Committee was accordingly reconstituted. Because the members of the Audit Committee that had approved the June 2026 subscription were no longer serving, and in order to address the risk of dilution of Ms. Zhu’s voting power that could arise from potential future financings, our Board of Directors submitted the subscription that remained outstanding to the newly constituted Audit Committee for further deliberation. Following its review and after considering the advice of external legal counsel, our Board of Directors determined to terminate the June 2026 subscription agreement. Acting for the purposes of maintaining the independence of the approval process, our then-incumbent Audit Committee separately reviewed and approved the proposed subscription and the execution of the related subscription agreement. Pursuant to Article 6 of our Second Amended and Restated Memorandum and Articles of Association, our Board of Directors may determine the issuance of shares within the authorized share capital of the Company without further shareholder approval, and accordingly the subscription was not required to be approved by our shareholders, the new subscription agreement was reviewed and approved directly by the Audit Committee, with the subscription price revised to US$0.40 per share, which was determined by reference to the market price of our Class A Ordinary Shares prevailing at that time. The market price of our Class A Ordinary Shares had declined significantly following the changes in the composition of our Board of Directors, with the effect that the US$3.00 per share price under the June 2026 subscription agreement no longer reflected the market environment; the revised subscription price was not determined by reference to our book value, our net asset value or any independent valuation.

On September 7, 2026, the Company and Beverly Holding Limited entered into a new subscription agreement providing for the issuance of 1,625,000 Class B Ordinary Shares at a subscription price of US$0.40 per share, for an aggregate subscription amount of US$650,000, with the subscription required to be completed within three months following the date of the agreement, and the transaction was publicly announced by the Company by filing a Current Report on Form 6-K. On September 10, 2026, the parties executed a formal termination agreement terminating the June 4, 2026 subscription agreement, which was also publicly announced by the Company by filing a Current Report on Form 6-K, and no Class B Ordinary Shares were issued thereunder. On September 25, 2026, Beverly Holding Limited completed its subscription and the Company issued the 1,625,000 Class B Ordinary Shares, Ms. Zhu filed a Current Report on Form 4 with the SEC reporting the resulting change in her beneficial ownership, and on September 30, 2026, Ms. Zhu filed a Schedule 13D with the SEC.

The Class B Ordinary Shares are identical in all respects to the Class A Ordinary Shares except as to voting rights and conversion rights: each Class B Ordinary Share carries 100 votes, each Class A Ordinary Share carries one vote, and each Class B Ordinary Share is convertible at the option of the holder into one Class A Ordinary Share, while the Class A Ordinary Shares are not convertible into any other class. The Class B Ordinary Shares and the Class A Ordinary Shares have the same dividend and liquidation rights. As a result of the issuance of the 1,625,000 Class B Ordinary Shares on September 25, 2026, the voting power of the holders of our Class A Ordinary Shares was further diluted, and Ms. Zhu, who holds all of our outstanding Class B Ordinary Shares through Beverly Holding Limited and Eascor Holding Limited, controlled approximately 91.8% of our total voting power as of the date of this annual report.

On July 6, 2026, Intercont entered into securities purchase agreements with certain investors, pursuant to which Intercont agreed to sell, and the investors agreed to purchase, an aggregate 320,000 units (each a “Unit”) for aggregate gross proceeds of approximately $6.32 million, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. Each Unit consists of one Class A Ordinary Share and one warrant to purchase one Class A Ordinary Share (each a “Warrant”). The public offering price of the Units is $19.75 per Unit. Each of the Warrants will have an exercise price of $21.725 per Class A Ordinary Share and will be exercisable beginning on the date of the issuance and expire six months from the date of issuance. A holder of the Warrants may also effect an exercise at a zero exercise price (the “zero exercise price option”) at any time while the Warrants are outstanding. Two (2) Class A Ordinary Shares are issuable under each Warrant in such zero exercise price option pursuant to any given notice of exercise electing to effect a zero exercise price option. The Warrants entitle the holders to receive, via the zero exercise price option, up to 640,000 Class A Ordinary Shares. Each Warrant is indexed to, and is required to be settled by the issuance of, a fixed number of our own Class A Ordinary Shares, and does not require the Company to settle in cash or in any other asset. Accordingly, in accordance with ASC 815-40, Derivatives and Hedging, the Warrants were classified as equity instruments rather than as derivative liabilities upon issuance, were recorded within shareholders’ equity as part of additional paid-in capital, and are not subject to subsequent remeasurement through profit or loss. The offering was closed on July 8, 2026. Subsequent to the closing of the offering, holders exercised all 320,000 Warrants under the zero exercise price option and the Company issued an aggregate of 640,000 Class A Ordinary Shares by August 5, 2026. No cash proceeds were received upon such exercises.

On August 14, 2026, the Company filed a shelf registration statement on Form F-3 covering the potential offer and sale, from time to time, of up to $200,000,000 in aggregate of Class A Ordinary Shares, debt securities, warrants, rights and units. The registration statement was declared effective by the SEC on September 10, 2026.

On September 5, 2026, the Board of Directors approved the implementation of a reverse share split of the Class A Ordinary Shares at a ratio of 25-for-1, and on September 14, 2026, the Company announced that the consolidation would become effective as of September 17, 2026 (the “Effective Time”) in order to regain compliance with the minimum $1.00 bid price requirement of the Nasdaq Capital Market Listing Rules. Effective as of the Effective Time, every 25 issued and outstanding Class A Ordinary Shares were combined into one issued and outstanding Class A Ordinary Share, without any action required on the part of the shareholders. As a result, the number of authorized Class A Ordinary Shares was reduced from 80,000,000,000 to 3,200,000,000, the par value of each Class A Ordinary Share was increased from $0.0025 to $0.0625, and the number of issued and outstanding Class A Ordinary Shares was reduced from 31,301,288 to 1,252,052 and an additional 34,874 Class A Ordinary Shares were subsequently issued as a result of the rounding up of fractional shares in connection with the September 2026 Share Consolidation. The authorized Class B Ordinary Shares were not affected by the consolidation. No fractional Class A Ordinary Shares were issued in connection with the consolidation and any fractional shares resulting from the consolidation were rounded up at the beneficial holder level. The consolidation has been retroactively reflected in these combined and consolidated financial statements (see Note 13).

On September 9, 2026, the Board of Directors approved the Intercont (Cayman) Limited 2026 Stock Incentive Plan (the “2026 Plan”). The 2026 Plan provides for the grant of options and the issuance of Class A Ordinary Shares to employees, directors and consultants. The maximum number of Class A Ordinary Shares that may be issued under the 2026 Plan is 203,502 Class A Ordinary Shares (or 5,087,548 Class A Ordinary Shares prior to the September 2026 Share Consolidation), subject to proportionate adjustment for share consolidations and similar transactions. On September 11, 2026, the Company filed a registration statement on Form S-8 with the SEC to register the Class A Ordinary Shares issuable under the 2026 Plan. On September 14 and September 16, 2026, the Company issued an aggregate of 203,502 Class A Ordinary Shares (or 5,087,548 Class A Ordinary Shares prior to the September 2026 Share Consolidation) to four grantees under the 2026 Plan, representing all of the Class A Ordinary Shares authorized for issuance thereunder.

On October 11, 2026, the Board of Directors received a letter of resignation from Ms. Qingyuan Wang, pursuant to which Ms. Wang resigned as our Chief Financial Officer and as a director of the Company, effective immediately. Ms. Wang’s resignation did not result from any disagreement with the Company on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. To maintain the continuity of the preparation of our annual report on Form 20-F, the progression of our annual audit and our related capital markets activities, the Board of Directors appointed Ms. Muchun Zhu, our Chief Executive Officer and Chairwoman, as Interim Chief Financial Officer of the Company effective October 16, 2026, and determined that this arrangement is a transitional measure intended to address an unexpected vacancy. The Company has commenced a search for a permanent Chief Financial Officer through headhunting firms and other professional channels, and is seeking candidates with substantial experience in applying U.S. GAAP and the ability to meet the Company’s SEC reporting requirements. Ms. Zhu is qualified to serve in this capacity: she obtained a master’s degree in finance and investment from the University of Exeter in 2006, has over ten years of senior management experience in asset management, private equity and investment and financing prior to founding the Company, and is accordingly able to discharge the interim financial oversight and reporting functions of the role and to comply with the requirements of the Sarbanes-Oxley Act of 2002 applicable to the Company. Following the changes in the composition of our Board of Directors in August 2026, our Audit Committee consists of Chan Kelvin Zhi Hong, Lee Chee Wai and Wong Khai Meng, each an independent director, with Mr. Wong Khai Meng as chair, and our Board of Directors has determined that Mr. Chan qualifies as an “audit committee financial expert” as defined by the applicable rules of the SEC.

Because Ms. Zhu serves concurrently as our Chief Executive Officer, Chairwoman and Interim Chief Financial Officer, and holds through Beverly Holding Limited and Eascor Holding Limited all of our outstanding Class B Ordinary Shares, which carry 100 votes per share and represented approximately 91.8% of our total voting power as of the date of this annual report, the concentration of our management, financial reporting and decision-making functions in a single individual creates a risk to the effectiveness of our internal control over financial reporting. During the interim period, the Company has implemented the following compensating controls: (i) all complex accounting estimates, significant judgments, such as asset impairment testing, changes in accounting policies and the final approval of our financial statements are submitted to, and independently reviewed and approved by, our Audit Committee, which is composed entirely of independent directors; (ii) strict segregation of duties is maintained, with underlying bookkeeping, voucher review and online banking operations performed by different senior finance managers and segregated, both physically and by system access, from the final approval authority of the Interim Chief Financial Officer, in order to mitigate the risk of management override of controls; and (iii) the Company has engaged an external financial compliance consultancy to assist its internal finance team with complex U.S. GAAP conversions, note disclosure and equity instrument accounting, providing an additional layer of review. Potential conflicts of interest arising from our controlling shareholder holding these senior management positions are addressed under our Code of Business Conduct and Ethics: any related party transaction in which Ms. Zhu has a material interest must be fully disclosed to the Board of Directors, and she must abstain from and be recused from any deliberation or voting on such transaction, and all material related party transactions must be reviewed and approved in advance by the fully independent Audit Committee in order to ensure that the terms of the transaction are fair and reasonable and protective of the interests of all of our shareholders.

On October 21, 2026, the Company entered into securities purchase agreements with investors, pursuant to which the Company agreed to sell, and the investors agreed to purchase, an aggregate of 15,000,000 Class A Ordinary Shares at a purchase price of US$1.30 per share, for aggregate gross proceeds of approximately US$19.5 million, or approximately US$19.43 million net of estimated offering expenses payable by the Company. The offering was conducted directly with the investors without a placement agent or underwriter. The Class A Ordinary Shares are delivered on October 27, 2026. The Company intends to use the net proceeds for working capital and other general corporate purposes.